Note 28 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
Number of RSUs
Balance, January 1st, 2023	6,092,666
Exercised (1)	(5,339,429)
Forfeited (2)	(1,384,003)
Granted (3) (4) (5) (6)	2,891,288
Previous written share understanding formally granted (7)	(896,862)
Balance, December 31, 2023	1,363,660
Exercised (8)	(1,207,808)
Forfeited (9)	(207,000)
Granted (10)	1,462,000
Previous written share understanding formally granted (11)	(1,027,000)
Balance, December 31, 2024	383,852

Disclosure of range of exercise prices of outstanding share options [text block]
Exercise Expiry date	Weighted average remaining exercisable life (years)	Number of options	Grant date (exercisable) fair value
April 25, 2025	0.3	100,000	$20.58

Explanation of effect of share-based payments on entity's profit or loss [text block]
	2024	2023
Stock-based compensation expense	11,172	46,990
Property, plant and equipment	-	919
Deferred exploration and evaluation expenditure	1,743	16,421
Others	239	-
	13,154	64,330